SHARE-BASED PAYMENT (Details) - USD ($) $ in Thousands					12 Months Ended
	Mar. 27, 2024	Aug. 19, 2022	Jun. 27, 2022	Mar. 28, 2021	Dec. 31, 2024
SHARE-BASED PAYMENT
Maximum percentage of issued and outstanding ordinary shares authorized for issuance under plan				12.00%
Award expiration period				10 years
Unrecognized options compensation costs granted to employees that is expected to be recognized					$ 0
Unrecognized restricted share compensation costs granted to employees that is expected to be recognized					$ 852
Number of shares issued during period		1,556,667	1,120,000
Class A ordinary shares
SHARE-BASED PAYMENT
Number of shares issued during period	2,291,280				72,026,600